Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of intangible assets by major class

		December 31, 2010			December 31, 2011
Intangible Asset Class	Useful Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Contractual backlogs	1-3	$497	$497	$—	$—	$—	$—
Customer relationships	5-17	647	428	219	451	451	—
Patented technology	4-5	2,526	2,333	193	2,526	2,526	—
Specialty-trained workforce	4	60	59	1	60	60	—
		$3,730	$3,317	$413	$3,037	$3,037	$—